Income tax expenses - Schedule of composition of cash paid for income tax, net of refunds received (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2026 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Chinese mainland	¥ 30,729
Non-Chinese mainland	3,284
Cash paid for income tax, net of refunds received	¥ 34,013